REPORT TO STOCKHOLDERS



TO THE STOCKHOLDERS

     The Annual Report of Old Dominion Investors Trust, Inc. covers the 12 month period of our year from September 1, 1997 through August 31, 1998.

     There were no factors, strategies, or techniques that materially affected the Fund over the past year. Management continued to purchase good quality blue chip stocks listed on the New York Stock Exchange. All securities that are purchased for the Fund must have paid continuous dividends for at least 10 years. We believe this gives the Fund additional stability.

     We focus on buying and adding stocks of companies with average dividend yields and good prospects for improving earnings.

     The Fund, through August 31, 1998, received $182,776 from expired call options ($.47 per share). This income is distributed to stockholders in the form of cash distributions. We will continue to sell options on portfolio securities as market conditions warrant. Management believes this is a good strategy to achieve above average income. Otherwise, high yields are just not to be found in many stocks.

     The Fund will continue to seek out attractive investments that sell at reasonable prices in relation to earnings.



                                        Sincerely yours,




                                        Cabell B. Birdsong
                                        President, Investors Security Co., Inc.
                                        Investment Advisor and Manager


                                        James F. Hope
                                        President, Old Dominion Investors
                                        Trust, Inc.
October 1, 1998

  COMPARISON OF THE CHANGE IN A $10,000 INVESTMENT IN OLD DOMINION INVESTORS'
         TRUST AND THE STANDARD & POORS 500 INDEX AS OF AUGUST 31, 1998

[GRAPH]



         Average Annual Returns for the periods ended August 31, 1998*


                   1 Year          5 Year          10 Year
                   ------          ------        ---------
                   -4.41%          11.74%          10.29%
*Average annual return for the Fund assumes the purchase of shares at the maximum offering price and the deduction of all fees and expenses




Value at August 31,                1988      1989     1990    1991     1992      1993     1994    1995      1996     1997      1998

Old Dominion Investors' Trust     $ 9,599  $12,123  $10,442  $12,643  $13,312  $14,674  $15,542  $18,354  $20,980  $26,737   $26,625
Standard & Poors 500 Index        $10,000  $13,923  $13,228  $16,788  $18,120  $20,879  $22,022  $26,746  $31,752  $44,653   $48,267







Performance and data represent past performance. Investment return and principal value of an investment in the Fund will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost.

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1998



 SHARES                                             VALUE
--------          COMMON STOCKS: 85.7%          ------------
                   AUTOMOBILES: 1.5%
 3,000     Chrysler Corp.                        $  133,875
                                                 ----------
           AUTOMOTIVE PARTS & SUPPLIES: 2.4%
 4,400     Goodyear Tire & Rubber Company           215,600
                                                 ----------
                BUILDING PRODUCTS: 2.1%
 3,900     Armstrong World Industries Inc.          187,200
                                                 ----------
                    CHEMICALS: 5.7%
 2,000     DuPont E.I. DeNemours & Co.              115,375
 6,000     Lilly Eli & Co.                          393,000
                                                 ----------
                                                    508,375
                                                 ----------
                 COMMUNICATIONS: 10.7%
 8,200     AT & T Corp.                             411,025
 7,200     Bell Atlantic Corp.                      317,700
 4,400     GTE Corp.                                220,000
                                                 ----------
           Total                                    948,725
                                                 ----------

           CONSTRUCTION EQUIPMENT: 3.7%
 7,000     Caterpillar                              295,312
 1,000     Deere & Co.                               32,937
                                                 ----------
                                                    328,249
                                                 ----------

           CONSUMER GOODS AND SERVICES: 7.5%
 7,000     American Home Products Corp.             350,875
 2,500     Colgate-Palmolive Co.                    180,313
 2,000     Johnson & Johnson                        138,000
                                                 ----------
           Total                                    669,188
                                                 ----------
                 ENERGY PRODUCTS: 13.4%
 5,000     Atlantic Richfield Co.                   290,000
 3,000     Exxon Corp.                              196,313
 4,900     Mobil Corp.                              338,713
 6,600     Texaco Inc.                              366,712
                                                 ----------
           Total                                  1,191,738
                                                 ----------
                 ENERGY SERVICES: 0.9%
 3,600     Williams Companies Inc.                   82,800
                                                 ----------
               FINANCIAL SERVICES: 11.8%
 3,500     Bankers Trust NY Corp.                   260,094
 4,200     Chase Manhattan Corp.                    222,600
 3,500     Fleet Financial Group Inc.               229,469
 5,900     Nations Bank Corp.                       336,300
                                                 ----------
           Total                                  1,048,463
                                                 ----------
             INDUSTRIAL MANUFACTURING: 7.3%
 3,000     Cooper Industries Inc.                   127,687
 4,000     General Electric                         320,000
 4,000     PPG Industries Inc.                      203,250
                                                 ----------
           Total                                    650,937
                                                 ----------

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1998




  SHARES                                                                                                 VALUE
---------                          COMMON STOCKS: 85.7%                                              ---------
                                  OFFICE EQUIPMENT: 3.5%
  3,500                        Xerox Corp.                                                               307,344
                                                                                                         -------
                                            RETAIL: 6.6%
  5,500                        J.C. Penney                                                               272,594
  7,000                        Sears Roebuck & Co.                                                       318,062
                                                                                                         -------
                               Total                                                                     590,656
                                                                                                         -------
                                        TRANSPORTATION: 8.6%
 10,000                        CSX Corp.                                                                 377,500
 13,700                        Norfolk Southern Corp.                                                    386,169
                                                                                                         -------
                                                                                                         763,669
                                                                                                         -------
                               Total common stocks (Cost $8,376,196)                                   7,626,819
                                                                                                       ---------


  PRINCIPAL
-------------                        REPURCHASE AGREEMENT: 11.3%
 $1,000,000     United Missouri Bank, 5.22%, Dated 8/28/97, Due 9/4/98, Repurchase
                price $1,001,015 (collateralized by U.S. Treasury Notes, 7.125%, Due
                2/29/00, Market Value $1,023,980, including accrued interest.)
                 (Cost $1,000,000)                                                                     1,000,000
                                                                                                       ---------
                Total Investments in Securities (Cost $9,376,196)*(Notes 1A and 2)          97.0%      8,626,819
                Cash and Other Assets in Excess of Liabilities -- Net                        3.0%        269,263
                                                                                           -----       ---------
                Total New Assets                                                           100.0%     $8,896,082
                                                                                           =====      ==========

*Cost for federal income tax purposes is $9,376,196 and net unrealized appreciation consists of:



                                          Gross Unrealized Appreciation                               $ 236,709
                                          Gross Unrealized Depreciation                                (986,086)
                                                                                                     ----------
                                          Net Unrealized Appreciation                                 $(749,377)
                                                                                                     ==========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


PORTFOLIO OF INVESTMENTS
AUGUST 31, 1998




 NUMBER OF
 CONTRACTS                                                                VALUE
-----------                                                             ---------
                COVERED CALL OPTIONS:
  30          American Home Products, October $60                        $ 2,250
  10          American Home Products, January $65                          1,313
  25          Atlantic Richfield, January $80                              1,562
  15          AT&T Corp., October $70                                        375
  25          AT&T Corp., January $70                                      1,406
  15          Bankers Trust, October $130                                    188
  10          Bell Atlantic, October $50                                     437
  25          Bell Atlantic, January $50                                   3,750
  10          Caterpillar Inc., November $60                                 438
  20          Caterpillar Inc., January $55                                2,750
  10          Chase Manhattan, September $75                                 250
  10          Chase Manhattan, December $75                                1,000
  10          Chrysler Corp., October $55                                  1,500
  10          Chrysler Corp., October $65                                    250
  10          Colgate-Palmolive, November $95                                500
  10          Colgate-Palmolive, November $100                               219
  15          Cooper Industries, January $60                                 844
  10          CSX Corp., November $55                                        125
  20          CSX Corp., November $60                                        250
  20          DuPont, January $75                                          1,750
  30          Eli Lilly, October $75                                       3,750
  15          Exxon, October $80                                             375
  15          Fleet Financial, October $95                                   187
  20          General Electric, September $95                                500
  20          Goodyear Tire, October $70                                     375
  10          Goodyear Tire, October $75                                     125
  10          GTE Corp., September $65                                       125
  10          GTE Corp., December $65                                        219
  10          J.C. Penney, February $65                                    1,000
  10          Johnson & Johnson, October $80                               1,000
  20          Mobil Corp., November $80                                    3,000
  10          Mobil Corp., November $85                                      625
  10          NationsBank Corp., November $90                                219
  20          NationsBank Corp., January $85                               1,500
  20          PPG Industries, January $65                                  1,000
  10          Sears Roebuck & Co., January $65                               812
  30          Sears Roebuck & Co., January $60                             4,500
  10          Texaco, October $70                                            250
  20          Texaco, January $70                                          1,500
  20          Williams Companies, November $30                             1,750
  10          Xerox Corp., September $120                                    125
  10          Xerox Corp., October $120                                      250
                                                                         -------
              Total (premiums received $90,397)(Notes 1A, 1D and 3)      $44,344
                                                                         =======

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1998



ASSETS
 Investments in securities, at value (identified cost $9,376,196) (Notes 1A and 2)         $ 8,626,819
 Cash                                                                                          270,336
 Receivable for:
  Dividends and interest                                                                        31,471
  Securities sold                                                                              140,219
  Capital stock sold                                                                                96
 Prepaid expenses                                                                               14,523
                                                                                           -----------
   Total assets                                                                              9,083,464
                                                                                           -----------

LIABILITIES
 Payable for:
  Securities purchased                                                                         100,714
 Call options written, at value (premiums received $90,397) (Note 3)                            44,344
 Accrued expenses                                                                               42,324
                                                                                           -----------
   Total liabilities                                                                           187,382
                                                                                           -----------

NET ASSETS
 (Applicable to 387,397 shares of capital stock outstanding; 500,000 shares of $12.50
  par value authorized)                                                                    $ 8,896,082
                                                                                           ===========
Computation of offering price:
 Net asset value and redemption price per share ($8,896,082 / 387,397 shares)              $     22.96
                                                                                           ===========
 Offering price per share (100/96 of net asset value)*                                     $     23.92
                                                                                           ===========
*On investments of $100,000 or more the offering price is reduced.
Net assets consist of:
 Paid-in capital                                                                           $ 8,428,037
 Undistributed net investment income                                                           102,831
 Undistributed net realized gain on investments                                              1,068,538
 Net unrealized appreciation of investments and call options written                          (703,324)
                                                                                           -----------
                                                                                           $ 8,896,082
                                                                                           ===========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 1998


     INVESTMENT INCOME
      Income
        Dividends                                                           $    208,122
        Interest                                                                  47,189
                                                                            ------------
         Total income                                                            255,311
                                                                            ------------
      Expenses
        Investment management fee (Note 4)                                        49,908
        Professional fees                                                         12,500
        Insurance expense                                                         16,095
        Printing shareholder reports                                              11,109
        Directors' fees                                                            8,000
        Distribution expenses                                                     10,187
                                                                            ------------
         Total expenses                                                          107,799
                                                                            ------------
     NET INVESTMENT INCOME                                                       147,512
                                                                            ------------
     REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
        Net realized gain on options contracts written                           248,786
        Net realized gain on investments                                       1,326,755
        Net change in unrealized depreciation of investments and option
         contracts written                                                    (1,758,011)
                                                                            ------------
     NET LOSS ON INVESTMENTS                                                    (182,470)
                                                                            ------------
     NET DECREASE IN NET ASSETS FROM OPERATIONS                             $    (34,958)
                                                                            ============

STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  1998             1997
                                                                                            ---------------   -------------
OPERATIONS
 Net investment income                                                                       $    147,512      $  161,099
 Net realized gain on option contracts written                                                    248,786         105,888
 Net realized gain on investments                                                               1,326,755       1,011,506
 Net change in unrealized depreciation of investments and
  option contracts written                                                                     (1,758,011)        774,110
                                                                                             ------------      ----------
  Net increase (decrease) in net assets resulting from operations                                 (34,958)      2,052,603
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from net investment income ($.22 and $.62 per share, respectively)                 (77,335)       (210,465)
 Distributions from realized gain on investments ($3.65 and $1.65 per share,
  respectively)                                                                                (1,295,332)       (559,937)
CAPITAL SHARE TRANSACTIONS
 Net increase in net assets derived from the change in the number of
  outstanding shares (a)                                                                          825,231         403,186
                                                                                             ------------      ----------
  Total increase (decrease) in net assets                                                        (582,394)      1,685,387
NET ASSETS
 Beginning of the period                                                                        9,478,476       7,793,089
                                                                                             ------------      ----------
 End of the period
  (including undistributed net investment income of $102,831 and $32,654, respectively)      $  8,896,082      $9,478,476
                                                                                             ============      ==========

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

(A) TRANSACTIONS IN CAPITAL SHARES WERE AS FOLLOWS:

                                                                        1998                             1997
                                                           ------------------------------   ------------------------------
                                                              SHARES           AMOUNT          SHARES           AMOUNT
                                                           ------------   ---------------   ------------   ---------------
Shares sold                                                    42,392      $  1,145,997         41,538      $  1,103,685
Shares issued in reinvestment of distributions from net
 investment income and realized gain on investments and
 options contracts written                                     41,541         1,031,217         21,619           520,109
                                                               ------      ------------         ------      ------------
                                                               83,933         2,177,214         63,157         1,623,794
Shares redeemed                                               (50,036)       (1,351,983)       (47,215)       (1,220,608)
                                                              -------      ------------        -------      ------------
Net increase                                                   33,897      $    825,231         15,942      $    403,186
                                                              =======      ============        =======      ============

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period
Year ended August 31,




                                      1998          1997           1996          1995
                                 ------------- -------------- -------------- -----------
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning
 of period                        $  26.81       $  23.09       $  21.52      $ 19.64
                                  ---------      ---------      ---------     -------
Income from investment
 operations --
 Net investment income                0.40           0.47           0.53         0.68
 Net realized and unrealized
  gain (loss) on investments         (0.38)          5.52           2.46         2.67
                                  ----------     ---------      ---------     -------
  Total from investment
   operations                         0.02           5.99           2.99         3.35
                                  ----------     ---------      ---------     -------
Less distributions --
 Distributions from net
  investment income                   0.22           0.62           0.29         0.78
 Distributions from realized
  gains on investments                3.65           1.65           1.13         0.44
 Distributions in excess of
  realized gains on
  investment                            --             --             --       0.25
                                  ----------     ----------     ----------    -------
  Total distributions                 3.87           2.27           1.42         1.47
                                  ----------     ----------     ----------    -------
Net asset value, end of period    $  22.96       $  26.81       $  23.09      $ 21.52
                                  ==========     ==========     ==========    =======
TOTAL RETURN*                        (0.42)%        27.44%         23.09%       18.05%
Average commission per
 share                            $ 0.4344       $ 0.4073       $ 0.4008          --
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands)                   $  8,896       $  9,478       $  7,793      $ 7,277
Ratio to average net
 assets --
 Expenses                             1.08 %         1.60%          1.30%        1.39%
 Net investment income                1.48 %         1.88%          2.35%        3.42%
Portfolio turnover rate                 86 %           86%           119%          64%



                                     1994        1993        1992        1991         1990         1989
                                 ----------- ----------- ----------- ----------- ------------- -----------
PER SHARE OPERATING
 PERFORMANCE
Net asset value, beginning
 of period                        $ 20.24     $ 19.71     $ 20.09     $ 18.23      $   23.49    $ 20.37
                                  -------     -------     -------     -------      ---------    -------
Income from investment
 operations --
 Net investment income               0.63        0.54        0.71        0.64           0.75       0.67
 Net realized and unrealized
  gain (loss) on investments         0.51        1.39        0.31        2.88         ( 3.78)      4.37
                                  -------     -------     -------     -------      ---------    -------
  Total from investment
   operations                        1.14        1.93        1.02        3.52         ( 3.03)      5.04
                                  -------     -------     -------     -------      ---------    -------
Less distributions --
 Distributions from net
  investment income                  0.64        0.45        0.66        0.71           0.82       0.75
 Distributions from realized
  gains on investments               1.10        0.95        0.74        0.95           1.41       1.17
 Distributions in excess of
  realized gains on
  investment                            --          --          --          --            --          --
                                  --------    --------    --------    --------     ---------    --------
  Total distributions                1.74        1.40        1.40        1.66           2.23       1.92
                                  --------    --------    --------    --------     ---------    --------
Net asset value, end of period    $ 19.64     $ 20.24     $ 19.71     $ 20.09      $   18.23    $ 23.49
                                  ========    ========    ========    ========     =========    ========
TOTAL RETURN*                        5.92%      10.23%       5.29%      21.09%        (13.87)%    26.29%
Average commission per
 share                                  --          --          --          --            --          --
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
 (in thousands)                   $ 6,918     $ 6,718     $ 6,745     $ 6,525      $   6,202    $ 6,796
Ratio to average net
 assets --
 Expenses                            1.33%       1.17%       1.34%       1.33%          1.20 %     1.54%
 Net investment income               3.29%       2.69%       2.73%       3.46%          3.69 %     3.07%
Portfolio turnover rate                67%         76%         54%         56%            76 %       88%

*Calculated without deduction of sales load.

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.


NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998


NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
     Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

     The following is a summary of the significant accounting policies followed by the Trust:
   A. SECURITY VALUATION. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.
   B. FEDERAL INCOME TAXES. The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
   C. SECURITY TRANSACTIONS AND DIVIDENDS. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
   D. OPTION ACCOUNTING PRINCIPLES. When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.
   E. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENTS
     During the year ended August 31, 1998, the cost of purchases and the proceeds from sale of securities, excluding short-term notes, were $7,747,143 and $7,375,141, respectively.

NOTE 3 -- OPTIONS WRITTEN
     A summary of option contracts written by the Trust during the year is as follows:



                                                        CALLS                         PUTS
                                             ---------------------------   --------------------------
                                              NUMBER OF        OPTION       NUMBER OF       OPTION
                                               OPTIONS        PREMIUMS       OPTIONS       PREMIUMS
                                             -----------   -------------   -----------   ------------
Options outstanding at beginning of year           539      $   72,412          129       $  32,039
Options written                                  2,417         308,872          317          63,302
Options closed                                     (55)         (3,960)         (68)        (11,388)
Options expired                                 (1,391)       (182,776)        (269)        (58,950)
Options exercised                                 (860)       (104,151)        (109)        (25,003)
                                                ------      ----------         ----       ---------
Options outstanding at end of year                 650      $   90,397           --       $      --
                                                ======      ==========         ====       =========

     As of August 31, 1998, portfolio securities valued at $3,539,063 were subject to covered call options written by the Trust.

NOTE 4 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an investment advisory agreement and contract. Investors Security furnished all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.
     The Trust has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors' Security Company, Inc. ("ISC"), for expenses incurred in the distribution of the Trust's shares. Pursuant to this Plan, ISC is entitled to reimbursement for payments to securities dealers providing shareholder services. Distribution expenses incurred by ISC were $10,187 for the year ended August 31, 1998.
     Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the year ended August 31, 1998, Investors Security received $55 in underwriter's concessions and $29,317 in commissions as a retail dealer in the Trust's shares. Investors Security also received $104,646 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.
     Certain officers and directors of the Trust are also officers and/or directors of Investors Security.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS





To the Shareholders and Board of Directors of Old Dominion Investors' Trust, Inc.
Suffolk, Virginia

We have audited the accompanying statement of assets and liabilities of Old Dominion Investors' Trust, Inc., including the portfolio of investments and schedule of option contracts written, as of August 31, 1998, the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Old Dominion Investors' Trust, Inc. for each of the eight years in the period ended August 31, 1996 were audited by other auditors whose report dated September 26, 1996, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1998, by correspondence with the custodian and brokers. Where brokers did not reply to our confirmation requests, we carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Old Dominion Investors' Trust, Inc. as of August 31, 1998, the results of its operations for the year then ended, and the changes in its net assets, and the financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.





                      BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
September 17, 1998

                      OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                               PHONE 757-539-2396




                                   Custodian
                                    UMB BANK
                                928 Grand Avenue
                          Kansas City, Missouri 64141





                                    Counsel
                               KAUFMAN & CANOLES
                              Nations Bank Center
                                 P.O. Box 3037
                               Norfolk, VA 23574





                                    Auditors
                        BRIGGS, BUNTING & DOUGHERTY, LLP
                               Two Logan Square,
                                   Suite 2121
                     Philadelphia, Pennsylvania 19103-4901





                              Manager, Underwriter
                       INVESTORS' SECURITY COMPANY, INC.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396





                                 Transfer Agent
                       FIRST DATA INVESTOR SERVICES GROUP
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500

[OLD DOMINION INVESTORS TRUST, INC. LOGO]



                                 ANNUAL REPORT
                                AUGUST 31, 1998